PREPAIDS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
PREPAIDS AND OTHER CURRENT ASSETS

4. PREPAIDS AND OTHER CURRENT ASSETS

The following table reflects the details of prepaids and other current assets at December 31:

	2023	2022	2021
Sales tax recoverable and other current assets	$57,200	$128,321	$141,568
Deposits on equipment	-	-	288,287
Prepaid expenses	93,476	147,186	50,668

	$150,676	$275,507	$480,523